Finance Lease Receivables - Disclosure of payments to received on finance lease receivables (Details) - USD ($)	Jun. 30, 2024	Mar. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
less: amount representing interest income	$ (44,558)
Finance Lease Receivable	174,455
Current Portion of Finance Lease Receivable	47,501	$ 111,529
Long Term Portion of Finance Lease Receivable	126,954	$ 1,046,855
Year 1 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	54,598
Year 2 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	71,413
Year 3 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	37,200
Year 4 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	37,200
Year 5 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	$ 18,602